Share capital (Details 2) - GBP (£) £ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		6,685,918,922	1,189,577,722	5,417,137
Beginning balance, amount		£ 6,685	£ 1,189	£ 5
Private Placements	[1]			98,387,275
Consideration for Private Placements	[1]			£ 98
Registered Direct Offering			2,129,516,800	276,697,310	[1]
Consideration for Registered Direct Offering			£ 2,130	£ 277	[1]
Shares issued on purchase Intangible asset			151,265,200	323,684,800
Consideration for Shares issued on purchase Intangible asset			£ 151	£ 324
Registered Offering		157,639,100,000		485,391,200
Consideration for Registered Offering		£ 157,639		£ 485
Ending balance, shares		225,817,808,922	6,685,918,922	1,189,577,722
Warrant inducement		2,004,330,000	1,614,435,600
Consideration for shares issued on warrant inducement		£ 2,004	£ 1,614
Exercise pre-funded warrants			1,502,426,000
Consideration exercise pre-funded warrants			£ 1,502
Exercise Series E & Series F warrants			98,697,600
Consideration exercise series E & series F warrants			£ 99
Shares issued under ELOC		59,488,460,000
Consideration for Shares issued under ELOC		£ 59,488
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,000,001		1,000,001
Private Placements	[1]
Registered Direct Offering					[1]
Share sub-division and re-designation
Shares issued on purchase Intangible asset
Registered Offering
Ending balance, shares		1,000,001	1,000,001
Warrant inducement
Exercise pre-funded warrants
Exercise Series E & Series F warrants
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		4,063,321,418	4,063,321,418
Private Placements	[1]
Registered Direct Offering					[1]
Share sub-division and re-designation				4,063,321,418
Shares issued on purchase Intangible asset
Registered Offering
Ending balance, shares		4,063,321,418	4,063,321,418	4,063,321,418
Warrant inducement
Exercise pre-funded warrants
Exercise Series E & Series F warrants
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		126,547,389,518
Private Placements	[1]
Registered Direct Offering					[1]
Share sub-division and re-designation			126,547,389,518
Shares issued on purchase Intangible asset
Registered Offering
Ending balance, shares		126,547,389,518	126,547,389,518
Warrant inducement
Exercise pre-funded warrants
Exercise Series E & Series F warrants
‘D’ deferred shares [Member]
IfrsStatementLineItems [Line Items]
Private Placements	[1]
Registered Direct Offering					[1]
Share sub-division and re-designation		2,482,747,137,178
Shares issued on purchase Intangible asset
Registered Offering
Ending balance, shares		2,482,747,137,178
Warrant inducement
Exercise pre-funded warrants
Exercise Series E & Series F warrants

[1]	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.